A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Variable Annuity Unit Trust
As you are well aware, last year was extremely disappointing for many investors. While anxiously waiting for a turnaround to occur,investors have been forced to push their expectations out at least a quarter or two.
Beginning in January of this year, the Federal Reserve initiated a dramatic change in policy in an effort to prevent a dramatic slowdown in our economy. By the end of June 2001, the Fed had cut the Federal Funds rate by 275 basis points with additional rate cuts still a possibility. It is hoped that the Fed's stimulative monetary policy coupled with the arrival of tax rebate checks will provide a boost to U.S. economic growth by the end of the year.
The weakness that occurred in the stock market last year continued into the first half of 2001. Stocks have been impacted positively by lower interest rates but negatively by lower earnings expectations. As a result, the S&P 500, a commonly used stock benchmark,experienced a -6.7% return during the first six months of 2001. (Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation.) Despite the weakness in the stock market, market leadership broadened during the first half of the year, and value investing continued to outperform its growth counterparts.
Bonds have performed very well in this period of declining short-term interest rates. the Lehman Aggregate, a commonly used bond benchmark, appreciated 3.6% during the first half of 2001, outperforming cash and most major equity indices. (Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which are broad measures of the performance of the U.S. bond market, include reinvestment of income and capital gains.) bonds backed by corporate issuers fared particularly well, earning returns of well over 5% in the first half of the year.
The outlook for economic recovery depends, to a large degree, on the level of future consumer and capital spending. Investors will be focused on improvement in spending as well as signs of a turnaround in corporate profitability. It is also hoped that the recent Federal Reserve actions will have a positive impact on the equity market since Fed easing of this magnitude has historically resulted in positive overall stock returns. bond investors remain cautiously optimistic that the Fed easing cycle will reverse the current weakness in corporate financial quality without increasing expectations for higher inflation.
In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
August 15, 2001


AUL American Individual Variable Annuity Unit Trust
statementS of net assets
June 30, 2001
(unaudited)
                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $  1,833,836 $  7,319,995  $ 3,091,614  $ 1,971,161  $ 1,417,480  $10,606,600



Net assets                  $  1,833,836 $  7,319,995  $ 3,091,614  $ 1,971,161  $ 1,417,480  $10,606,600



Units outstanding                313,350    6,545,243      541,795      334,604      402,008    2,089,318



Accumulation unit value     $       5.85 $       1.12  $      5.71  $      5.89  $      3.53  $      5.08




                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund



Assets:

  Investments at value      $    753,498 $  7,898,361  $12,992,159  $ 3,289,114  $ 7,242,463



Net assets                  $    753,498 $  7,898,361  $12,992,159  $ 3,289,114  $ 7,242,463



Units outstanding                158,335    1,583,497    2,769,330      639,905    1,493,068



Accumulation unit value     $       4.76 $       4.99  $      4.69  $      5.14  $      4.85



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
statementS of net assets (continued)
June 30, 2001
(unaudited)
                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid Cap
                             Internationaland Growth      Growth      Small Cap     Growth


Assets:
  Investments at value      $    907,521 $  1,449,087  $16,104,631  $ 7,629,260  $ 1,430,875



Net assets                  $    907,521 $  1,449,087  $16,104,631  $ 7,629,260  $ 1,430,875



Units outstanding                176,207      301,700    3,295,259    2,546,784      256,585



Accumulation unit value     $       5.15 $       4.80  $      4.89  $      3.00  $      5.58




                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth


Assets:
  Investments at value      $ 17,219,411 $ 14,163,811  $ 6,624,569  $   415,333  $   749,610



Net assets                  $ 17,219,411 $ 14,163,811  $ 6,624,569  $   415,333  $   749,610



Units outstanding              3,287,859    3,133,496    1,213,188       73,792      149,581



Accumulation unit value     $       5.24 $       4.52  $      5.46  $      5.63  $      5.01


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
statementS of net assets (continued)
June 30, 2001
(unaudited)
                                       Janus                    SAFECO

                               Worldwide   Flexible                    Growth
                                Growth      Income        Equity    Opportunities


Assets:
  Investments at value      $  8,707,967 $  1,786,883  $ 1,705,997  $ 1,941,197



Net assets                  $  8,707,967 $  1,786,883  $ 1,705,997  $ 1,941,197



Units outstanding              1,574,996      326,868      407,171      290,482



Accumulation unit value     $       5.53 $       5.47  $      4.19  $      6.68


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
statementS of OPERATIONS
for the six months ended June 30, 2001
(unaudited)
                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth


Investment income:
  Dividend income           $          - $    391,969  $         -  $         -  $   162,196  $   656,057

  Net investment
   income                              -      391,969            -            -      162,196      656,057


Gain (loss) on investments:
  Net realized gain (loss)         4,129            -       32,650       27,567      (40,143)    (126,686)
  Net change in unrealized
   appreciation
   (depreciation)                100,546            -       44,797       87,270     (236,471)  (1,543,034)

  Net gain (loss)                104,675            -       77,447      114,837     (276,614)  (1,669,720)


Increase (decrease) in
  net assets from operations$    104,675 $    391,969  $    77,447  $   114,837  $  (114,418) $(1,013,663)




                                                        Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund


Investment income:
  Dividend income           $     82,568 $    378,138  $   131,052  $   148,993  $   221,862

  Net investment
   income                         82,568      378,138      131,052      148,993      221,862


Gain (loss) on investments:
  Net realized gain (loss)     1,258,863      (39,470)     (38,685)     (13,639)     (85,305)
  Net change in unrealized
   appreciation
   (depreciation)               (194,740)    (591,570)    (931,170)    (149,516)    (822,606)

  Net gain (loss)              1,064,123     (631,040)    (969,855)    (163,155)    (907,911)


Increase (decrease) in
  net assets from operations$  1,146,691 $   (252,902) $  (838,803) $   (14,162) $  (686,049)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
statementS of OPERATIONS (continued)
for the six months ended June 30, 2001
(unaudited)
                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid Cap
                             International and Growth      Growth      Small Cap     Growth


Investment income:
  Dividend income           $     71,935 $     11,095  $ 1,919,711  $       457  $         -

  Net investment
   income                         71,935       11,095    1,919,711          457            -


Gain (loss) on investments:
  Net realized gain (loss)      (242,969)      (7,633)      (122,481)    (258,279)    (31,285)
  Net change in unrealized
   appreciation
   (depreciation)                (69,261)      (53,458)     (2,580,287)  404,591      (5,604)

  Net gain (loss)               (312,230)      (61,091)     (2,702,768)  146,312      (36,889)


Increase (decrease) in
  net assets from operations$  ($240,295)   $  (49,996)  $  (783,057) $  146,769   $  (36,889)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
statementS of OPERATIONS (continued)
for the six months ended June 30, 2001
(unaudited)
                                       PBHG                         T. Rowe Price

                                            Tech. &                 Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth


Investment income:
  dividend income           $          - $          -  $    85,193  $     6,329  $         -

  Net investment
   income                              -            -       85,193        6,329            -


Gain (loss) on investments:
  Net realized gain (loss)      (145,834)   (9,609,053)  (11,835)     2,268        (5,852)
  Net change in unrealized
   appreciation
   (depreciation)                664,014    7,001,254       63,850          860       16,353

  Net gain (loss)                518,180   (2,607,799)      52,015        3,128       10,501


Increase (decrease) in
  net assets from operations$    518,180 $ (2,607,799) $   137,208  $     9,457  $    10,501


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
statementS of OPERATIONS (continued)
for the six months ended June 30, 2001
(unaudited)
                                       Janus                    SAFECO

                               Worldwide   Flexible                    Growth
                                Growth      Income        Equity    Opportunities


Investment income:
  Dividend income           $     19,008 $     49,912  $         -  $         -

  Net investment
   income                         19,008       49,912            -            -


Gain (loss) on investments:
  Net realized gain (loss)    (2,636,806)      1,170        (11,175)     (3,807)
  Net change in unrealized
   appreciation
   (depreciation)              1,480,354      (15,752)     (82,699)     445,423

  Net gain (loss)             (1,156,452)     (14,582)     (93,874)     441,616


Increase (decrease) in
  net assets from operations$ (1,137,444)  $  35,330    $  (93,874)  $  441,616


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable annuity Unit Trust statementS of changes in net assets

                                                       AUL American Series Fund


                                      Equity                 Money Market                  Bond


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $          - $     55,848  $   391,969  $   175,739  $         -  $    69,778
  Net realized gain (loss)         4,129       (4,213)           -            -       32,650       (3,329)
  Net change in unrealized
   appreciation (depreciation)   100,546       20,578            -            -       44,797        8,406

Increase (decrease)
  in net assets
  from operations                104,675       72,213      391,969      175,739       77,447       74,855


Contract owner transactions:
   Proceeds from units sold    1,762,844      645,367  678,150,842    76,486,882   3,270,211    1,052,184
   Cost of units redeemed       (833,959)     (24,908)(685,006,686)  (64,753,510) (1,435,525)   (202,201)
   Account charges                (8,003)     (3,480)  (154,006)     (38,523)     (17,220)      (7,822)

      Increase (decrease)        920,882      616,979   (7,009,850)  11,694,849    1,817,466      842,161


Net increase (decrease)        1,025,557      689,192   (6,617,881)  11,870,591    1,894,913      917,016
Net assets, beginning            808,279      119,087   13,937,876    2,068,285    1,196,701      279,685

Net assets, ending          $  1,833,836 $    808,279  $ 7,319,995  $13,938,876  $ 3,091,614  $ 1,196,701


Units sold                       319,013      130,570  611,644,487   70,608,930      579,626      202,330
Units redeemed                  (156,332)    (6,007)  (617,846,507)  (59,865,907)    (255,913)   (40,728)


Net increase (decrease)          162,681      124,563   (6,202,020)  10,743,023      323,713      161,602
Units outstanding, beginning     150,669       26,106   12,747,263   2,004,240       218,082     56,480

Units outstanding, ending        313,350      150,669    6,545,243   12,747,263      541,795      218,082



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                             AUL American Series Fund                       Fidelity


                                      Managed                  High Income                Growth


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $          - $     44,182  $   162,196  $    32,348  $   656,057  $   439,736
  Net realized gain (loss)        27,567      (17,097)     (40,143)      (3,089)    (126,686)      74,382
  Net change in unrealized
   appreciation (depreciation)    87,270       53,051     (236,471)    (292,740)  (1,543,034)  (1,770,258)

Increase (decrease)
  in net assets
  from operations                114,837       80,136     (114,418)    (263,481)  (1,013,663)  (1,256,140)


Contract owner transactions:
   Proceeds from units sold    1,671,751      545,363      473,368    1,326,521    3,546,138   10,730,826
   Cost of units redeemed       (474,935)    (181,113)    (161,855)    (213,636)  (1,452,094)  (2,839,910)
   Account charges                (8,229)      (5,516)      (9,002)      (11,618)   (65,526)   (95,776)

      Increase (decrease)      1,188,587      358,734      302,511    1,101,267    2,028,518    7,795,140


Net increase (decrease)        1,303,424      438,870      188,093      837,786    1,014,855    6,539,000
Net assets, beginning            667,737      228,867    1,229,387      391,601    9,591,745    3,052,745

Net assets, ending          $  1,971,161 $    667,737  $ 1,417,480  $ 1,229,387  $10,606,600  $ 9,591,745


Units sold                       297,718      111,861      122,714      293,295      681,652    1,683,035
Units redeemed                   (85,312)     (38,086)     (44,310)     (49,604)     (299,200)   (459,916)


Net increase (decrease)          212,406       73,775       78,404      243,691      382,452    1,223,119
Units outstanding, beginning     122,198       48,423       323,604      79,913      1,706,866   483,747

Units outstanding, ending        334,604      122,198      402,008      323,604    2,089,318    1,706,866



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                               Fidelity


                                     Overseas                 Asset Manager              Index 500


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $     82,568 $     31,369  $   378,138  $   254,995  $   131,052  $    73,974
  Net realized gain (loss)     1,258,863      (73,129)     (39,470)     (33,219)     (38,685)      68,578
  Net change in unrealized
   appreciation (depreciation)  (194,740)     111,822      (591,570)    (426,563)    (931,170)   (1,094,977)

Increase (decrease)
  in net assets
  from operations              1,146,691       70,062     (252,902)    (204,787)    (838,803)    (952,425)


Contract owner transactions:
   Proceeds from units sold  202,100,760   24,908,933    2,381,594    6,428,497    3,414,901   12,631,527
   Cost of units redeemed   (203,163,555) (24,444,731)  (654,431)  (1,417,829)  (1,100,617)   (3,739,195)
   Account charges               (29,885)  (7,723)      (48,912)     (56,481)     (79,712)    (109,451)

      Increase (decrease)     (1,092,680) 456,479       1,678,251    4,954,187  2,234,572     8,782,881


Net increase (decrease)           54,010      526,541    1,425,349    4,749,400    1,395,769    7,830,456
Net assets, beginning            699,488      172,947    6,473,012    1,723,612   11,596,390    3,765,934

Net assets, ending          $    753,498 $    699,488  $ 7,898,361  $ 6,473,012  $12,992,159  $11,596,390


Units sold                    40,762,821    4,558,059      472,250    1,209,915      712,825    2,344,365
Units redeemed               (40,734,624)   (4,453,951)  (140,272)    (278,561)    (251,945)   (715,857)


Net increase (decrease)           28,197      104,108      331,978      931,354      460,880    1,628,508
Units outstanding, beginning      130,138      26,030       1,251,519    320,165     2,308,450   679,942

Units outstanding, ending        158,335      130,138    1,583,497    1,251,519    2,769,330    2,308,450


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                  Fidelity                           American Century


                                   Equity-Income               Contrafund            VP International


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $    148,993 $     71,544  $   221,862  $   334,450  $    71,935  $     5,926

  Net realized gain (loss)       (13,639)    (13,512)     (85,305)     (17,652)     (242,969)   (81,823)
  Net change in unrealized
   appreciation (depreciation)  (149,516)     110,419      (822,606)    (705,190)    (69,261)   63,158

Increase (decrease)
  in net assets
  from operations                (14,162)    168,451      (686,049)    (388,392)    (240,295)   (12,739)


Contract owner transactions:
   Proceeds from units sold    1,620,103    1,678,986    2,301,506    6,818,752   22,401,976   14,321,725
   Cost of units redeemed       (445,153)   (391,569)    (761,726)    (1,966,278)  (22,039,693)(13,625,041)
   Account charges               (19,028)   (17,717)     (44,702)     (59,514)     (9,299)     (6,200)

      Increase (decrease)      1,155,922    1,269,700    1,495,078    4,792,960      352,984      690,484


Net increase (decrease)        1,141,760    1,438,151      809,029     4,404,56      112,689      677,745
Net assets, beginning          2,147,354      709,203    6,433,434    2,028,866      794,832      117,087

Net assets, ending          $  3,289,114 $  2,147,354  $ 7,242,463  $ 6,433,434  $   907,521  $   794,832


Units sold                       318,626      351,895      461,722    1,204,933    4,048,597    2,200,434
Units redeemed                   (92,718)    (86,138)     (163,166)    (362,205)    (3,995,627) (2,092,297)


Net increase (decrease)          225,908      265,757      298,556      842,728       52,970      108,137
Units outstanding, beginning     413,997      148,240      1,194,512    351,784      123,237     15,100

Units outstanding, ending        639,905      413,997    1,493,068    1,194,512      176,207      123,237


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                 American Century                             Alger


                               VP Income and Growth          American Growth        American Small Cap

                                                                                             For the period
                              Six months     Year       Six months      Year      Six months   from 5/1/00
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01(commencement)
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)  to 12/31/00


Increase in net assets
from operations:
  net investment income     $     11,095 $      1,706  $ 1,919,711  $ 1,279,976  $       457  $        37
  Net realized gain (loss)        (7,633)       2,845        (122,481)    97,938       (258,279)   (7,647)
  Net change in unrealized
   appreciation (depreciation)   (53,458)      (88,406)     (2,580,287)  (3,747,435)  404,591      83,956

Increase (decrease)
  in net assets
  from operations                (49,996)     (83,855)     (783,057)    (2,369,521)  146,769     (91,566)


Contract owner transactions:
   Proceeds from units sold      467,270    1,355,904    5,377,210   15,753,117   61,369,067      913,943
   Cost of units redeemed       (126,734)  (227,766)    (1,952,717)  (4,105,581)  (54,578,150)  (122,272)
   Account charges                (8,379)  (8,835)      (97,106)     (136,575)    (6,288)       (2,243)

      Increase (decrease)        332,157    1,119,303    3,327,387   11,510,961    6,784,629      789,428


Net increase (decrease)          282,161    1,035,448    2,544,330    9,141,440    6,931,398      697,862
Net assets, beginning          1,166,926      131,478   13,560,301    4,418,861      697,862           -

Net assets, ending          $  1,449,087 $  1,166,926  $16,104,631  $13,560,301  $ 7,629,260  $   697,862


Units sold                        96,416      254,066    1,077,328    2,611,857   20,124,725      212,452
Units redeemed                   (28,408)   (43,871)     (420,545)    (706,335)  (17,761,795)     (28,598)


Net increase (decrease)           68,008      210,195      656,783    1,905,522    2,362,930      183,854
Units outstanding, beginning      233,692      23,497       2,638,476    732,954      183,854     -

Units outstanding, ending        301,700      233,692    3,295,259    2,638,476    2,546,784      183,854



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                      Calvert                                 PBHG

                                      Social
                                  Mid Cap Growth                Growth II       Technology & Communications


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $          - $     52,015  $         -  $    43,099  $         -  $   711,566
  Net realized gain (loss)       (31,285)      6,448        (145,834)    (912,645)    (9,609,053) 1,371,025
  Net change in unrealized
   appreciation (depreciation)    (5,604)    (74,254)     664,014      7,028        7,001,254    (7,293,335)

Increase (decrease)
  in net assets
  from operations                (36,889)   5,791)     518,180      (862,518)    (2,607,799) (5,210,744)


Contract owner transactions:
   Proceeds from units sold    1,116,214      778,071  222,399,597   22,798,932  130,878,229   13,456,239
   Cost of units redeemed       (355,291)    (94,685)  (208,094,350)(19,802,697) (120,204,032)(5,978,608)
   Account charges                (6,856)    (3,027)    (29,702)     (24,496)     (38,951)    (102,029)

      Increase (decrease)        754,067      680,359   14,275,545    2,971,739   10,635,246    7,375,602


Net increase (decrease)          717,178      664,568   14,793,725    2,109,221    8,027,447    2,164,861
Net assets, beginning            713,697       49,129    2,425,686      316,465    6,136,364    3,971,503

Net assets, ending          $  1,430,875 $    713,697  $17,219,411  $ 2,425,686  $14,163,811  $ 6,136,364


Units sold                       202,933      129,234   42,135,139    2,797,626   26,972,671    1,006,406
Units redeemed                   (68,307)              (16,639)     (39,185,228)  (2,496,418) (24,693,437)                 (472,237)


Net increase (decrease)          134,626      112,595    2,949,911      301,208    2,279,234      534,169
Units outstanding, beginning    121,959       9,364        337,948      36,740       854,262     320,093

Units outstanding, ending        256,585      121,959    3,287,859      337,948    3,133,496      854,262


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                         T. Rowe Price

                            Equity Income            Limited-Term Bond         Mid-Cap Growth

                                                                   For the period            For the period
                              Six months     Year       Six months   from 5/1/00  Six months   from 5/1/00
                             ended 6/30/01   ended     ended 6/30/01(commencement)ended 6/30/01(commencement)
                              (unaudited)  12/31/00     (unaudited)  to 12/31/00  (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $     85,193 $    279,066  $     6,329  $     1,547  $         -  $     4,888
  Net realized gain (loss)       (11,835)      (65,340)     2,268        241          (5,852)     1,259
  Net change in unrealized
   appreciation (depreciation)    63,850      299,141          860        2,303       16,353       (1,335)

Increase (decrease)
  in net assets
  from operations                137,208      512,867        9,457        4,091       10,501        4,812


Contract owner transactions:
   Proceeds from units sold    2,738,159    4,014,431      419,750      124,825      496,200      406,912
   Cost of units redeemed       (914,232)  (1,346,700)  (121,146)    (18,829)     (118,264)      (46,286)
   Account charges               (36,796)  (36,898)     (1,920)      (400)        (3,319)        (946)

      Increase (decrease)      1,787,131    2,630,833      296,684      105,596      374,617      359,680


Net increase (decrease)        1,924,339    3,143,700      306,141      109,192      385,118      364,492
Net assets, beginning          4,700,230    1,556,530      109,192            -      364,492           -

Net assets, ending          $  6,624,569 $  4,700,230  $   415,333  $   109,192  $   749,610  $   364,492


Units sold                       510,806      851,651       75,646       23,985      102,707       81,176
Units redeemed                  (181,262)     (298,776)    (22,157)     (3,682)      (25,346)    (8,956)


Net increase (decrease)          329,544      552,875       53,489       20,303       77,361       72,220
Units outstanding, beginning     883,644       330,769      20,303       -            72,220         -

Units outstanding, ending      1,213,188      883,644       73,792       20,303      149,581       72,220


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                                    Janus                                 SAFECO


                                 Worldwide Growth            Flexible Income              Equity


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  net investment income     $     19,008 $    530,556  $    49,912  $    45,924  $        -  $     9,928
  Net realized gain (loss)    (2,636,806)     173,742      1,170        (4,269)      (11,175)    (51,789)
  Net change in unrealized
   appreciation (depreciation) 1,480,354   (2,319,493)     (15,752)     10,463       (82,699)    (93,944)

Increase (decrease)
  in net assets
  from operations             (1,137,444)     (1,615,195)  35,330       52,118       (93,874)    (135,805)


Contract owner transactions:
   Proceeds from units sold   32,944,706   10,689,338      842,061    1,199,511      622,753    1,490,935
   Cost of units redeemed    (30,913,233)  (2,908,345)  (290,591)    (316,897)    (109,310)    (742,079)
   Account charges               (59,241)    (75,938)     (9,775)      (8,699)      (9,391)    (14,088)

      Increase (decrease)      1,972,232    7,705,055      541,695      873,915      504,052      734,768


Net increase (decrease)          834,788    6,089,860      577,025      926,033      410,178      598,963
Net assets, beginning          7,873,179    1,783,319    1,209,858      283,825    1,295,819      696,856

Net assets, ending          $  8,707,967 $  7,873,179  $ 1,786,883  $ 1,209,858  $ 1,705,997  $ 1,295,819


Units sold                     5,304,799    1,410,223      154,519      234,617      144,984      311,148
Units redeemed                (4,961,576)    (413,751)    (55,129)     (63,842)     (27,614)    (160,467)


Net increase (decrease)          343,223      996,472       99,390      170,775      117,370      150,681
Units outstanding, beginning    1,231,773     235,301      227,478      56,703       289,801     139,120

Units outstanding, ending      1,574,996    1,231,773      326,868      227,478      407,171      289,801


The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust statementS of changes in net assets (continued)

                                      SAFECO

                                      Growth
                                   Opportunities


                              Six months     Year
                             ended 6/30/01   ended
                              (unaudited)  12/31/00


Increase in net assets
from operations:
  net investment income     $          - $    114,101
  Net realized gain (loss)        (3,807)      13,310
  Net change in unrealized
   appreciation (depreciation)   445,423     (219,083)

Increase (decrease)
  in net assets
  from operations                441,616      (91,672)


Contract owner transactions:
   Proceeds from units sold      730,597    1,247,297
   Cost of units redeemed       (156,746)    (270,796)
   Account charges                (8,061)      (8,091)

      Increase (decrease)        565,790      968,410


Net increase (decrease)        1,007,406      762,637
Net assets, beginning            933,791      171,154

Net assets, ending          $  1,941,197 $    933,791


Units sold                       126,707      211,138
Units redeemed                   (29,296)    (47,658)


Net increase (decrease)           97,411      163,480
Units outstanding, beginning      193,071       29,591

Units outstanding, ending        290,482      193,071



  The accompanying notes are an integral part of the financial statements.

  notes to financial statements

  1.                         Summary of Significant Accounting Policies
   The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T Rowe Price Fixed Income Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).
   Security Valuation Transactions and Related Income
   The market value of the investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments at June 30, 2001. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
   Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Account Charges
   With respect to variable individual annuity policies funded by the variable account, total account charges during the six months period ended June 30, 2001 and the year ended December 31, 2000 were $1,714,901 and $842,086, respectively. Deductions are described as follows:
   No Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4)other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. no charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.
   Withdrawal Charge Contract: AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) prior to August 28, 2001 mortality and expense risk charges range from 1.00% to 1.15% per year for the first 10 policy years and from .90% to 1.05% per year thereafter; effective August 28, 2001, mortality and expense risk charges range from 1.10% to 1.25% (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed, and (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.


notes to financial statements (continued)
  3.                         Accumulation Unit Value
  The change in the Accumulation Unit Value per unit for the six month period ended June 30, 2001, is:

                                 6/30/01     12/31/00      Change

   AUL American Series Fund:
         Equity               $  5.852319  $  5.364735       -9.1%
         Money Market            1.118795     1.093389        2.3%
         Bond                    5.706191     5.487266        4.0%
         Managed                 5.891001     5.464482        7.8%
   Fidelity:
         High Income             3.526006     3.799049       -7.2%
         Growth                  5.076552     5.617929       -9.6%
         Overseas                4.758876     5.374470      -11.5%
         Asset Manager           4.987817     5.171981       -3.6%
         Index 500               4.691445     5.023285       -6.6%
         Equity Income           5.140080     5.186917       -0.9%
         Contrafund              4.850712     5.385702       -9.9%
   American Century:
         VP International        5.150302     6.449622      -20.1%
         VP Income
           & Growth              4.803166     4.993553       -3.8%
   Alger:
         American Growth         4.887242     5.138178       -4.9%
         American Small  Cap     2.995642     3.795709      -21.1%
   Calvert:
         Mid-Cap Growth          5.576617     5.851958       -4.7%
   PBHG:
         Growth II               5.234881     7.177522      -27.1%
         Technology &
           Communications        4.520156     7.181806      -37.1%
   T. Rowe Price:
         Equity Income           5.460466     5.319795        2.6%
         Limited-Term Bond       5.628627     5.402517        4.2%
         Mid-Cap Growth          5.011385     5.046986       -0.7%
   Janus:
         Worldwide Growth        5.528871     6.391235      -13.5%
         Flexible Income         5.466665     5.318552        2.8%
   SAFECO:
         Equity                 `4.190141     4.468400       -6.2%
         Growth                  6.682678     5.427507       23.1%
         Opportunities



4.    Cost of Investments

   The cost of investments at June 30, 2001, is:

   AUL American Series Fund:
     Equity              $    1,736,592
     Money Market             7,318,999
     Bond                     3,054,563
     Managed                  1,862,958

   Fidelity:
     High Income              1,937,844
     Growth                  13,574,949
     Overseas                   821,133
     Asset Manager            8,852,732
     Index 500               14,790,476
     Equity Income            3,322,456
     Contrafund               8,561,611

   American Century:
     VP International           909,798
     VP Income
       & Growth               1,584,431

   Alger:
     American Growth         21,971,962
     American Small Cap       7,308,625
   Calvert:
     Social Mid-Cap
       Growth            $    1,510,071

   PBHG:
     Growth II               16,496,664
     Technology &
       Communications        13,130,412

   T. Rowe Price:
     Equity Income            6,333,289
     Limited-Term Bond          412,664
     Mid-Cap Growth             734,592

   Janus:
     Worldwide Growth         9,153,280
     Flexible Income          1,799,591

   SAFECO:
     Equity                   1,904,970
     Growth                   1,809,882
       Opportunities



  5.    Mutual Fund Shares
   Mutual fund shares owned at June 30, 2001:

   AUL American Series Fund:
     Equity                      95,672
     Money Market             7,319,995
     Bond                       283,089
     Managed                    132,142

   Fidelity:
     High Income                210,309
     Growth                     287,578
     Overseas                    48,332
     Asset Manager              541,354
     Index 500                   94,010
     Equity-Income              138,664
     Contrafund                 350,555

   American Century:
     VP International           122,143
     VP Income & Growth         213,730

   Alger:
     American Growth            406,067
American Small Cap              411,725
         Calvert
     Social Mid-Cap              48,389
       Growth

   PBHG:
     Growth II                1,250,502
     Technology &
       Communications           908,519

   T Rowe Price:
     Equity Income              335,421
     Limited-Term Bond           83,233
     Mid-Cap Growth              40,962

   Janus:
     Worldwide Growth           156,060
     Flexible Income            272,806

   Safeco:
     Equity                      66,252
     Growth                      83,817
       Opportunities


   6.    Net Assets
   Net Assets at June 30, 2001 are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $  2,546,769 $758,099,469  $ 4,680,675  $ 2,544,391  $ 2,227,995  $17,705,677
Cost of units redeemed          (876,697) (751,166,427) (1,715,421)    (751,854)    (419,080)  (5,032,801)
Account charges                  (11,923)  (198,120)    (25,764)     (14,417)     (21,739)    (168,370)
Net investment income             79,657    585,073       85,109       77,142      194,544    1,095,793
Net realized gain (loss)          (1,213)    0            29,964       7,696        (43,876)    (25,350)
Unrealized appreciation
   (depreciation)                 97,243     0       37,051      108,203     (520,364)  (2,968,349)

                            $  1,833,836 $  7,319,995  $ 3,091,614  $ 1,971,161  $ 1,417,480  $10,606,600


                                                         Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund

Proceeds from units sold    $227,439,910 $ 10,781,186  $20,066,149  $ 4,105,197` $11,395,989
Cost of units redeemed      (227,896,294)   (2,387,290)  (5,313,422)  (936,727)    (3,195,313)
Account charges                  (38,028)    (108,648)    (196,723)    (38,487)     (109,347)
Net investment income            113,937      633,133      205,026      220,537      556,312
Net realized gain (loss)       1,201,608      (65,650)      29,446      (28,065)     (86,029)
Unrealized appreciation
   (depreciation)                (67,635)  (954,370)    (1,798,317)  (33,341)     (1,319,149)

                            $    753,498 $  7,898,361  $12,992,159  $ 3,289,114  $ 7,242,463


                                 American Century                Alger              Calvert

                                  VP       VP Income     American     American  Social Mid-Cap
                             International and Growth      Growth      Small Cap     Growth

Proceeds from units sold    $ 37,312,273 $  1,959,090  $26,310,792  $62,283,008  $ 1,939,075
Cost of units redeemed       (36,181,584)  (365,951)    (7,299,949)  (54,700,421)    (449,976)
Account charges                  (15,804)    (17,500)     (243,925)    (8,530)      (9,990)
Net investment income             77,861       12,801    3,199,687          494       55,800
Net realized gain (loss)        (282,948)     (4,009)      5,357        (265,926)    (24,837)
Unrealized appreciation
   (depreciation)                 (2,277)     (135,344)    (5,867,331)  320,635      (79,197)

                            $    907,521 $  1,449,087  $16,104,631  $ 7,629,260  $ 1,430,875

   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at June 30, 2001 are:

                                       PBHG                         T. Rowe Price

                                            Tech &                  Limited-Term    Mid-Cap
                               Growth II     Comm.     Equity Income    Bond        Growth

Proceeds from units sold    $245,511,672 $147,439,818  $ 8,552,594  $   545,069  $   903,111
Cost of units redeemed      (227,945,947)(126,763,706) (2,484,753)    (139,975)    (164,550)
Account charges                  (54,640)   (147,772)    (78,204)     (2,319)      (4,264)
Net investment income             43,099     711,566      427,702        7,380        4,888
Net realized gain (loss)      (1,057,520)  (8,109,495)  (84,050)     2,509        (4,593)
Unrealized appreciation
   (depreciation)                722,747    1,033,400      291,280        2,669       15,018

                            $ 17,219,411 $ 14,163,811  $ 6,624,569  $   415,333  $   749,610


                                       Janus                    SAFECO

                               Worldwide   Flexible                    Growth
                                Growth      Income        Equity    Opportunities

Proceeds from units sold    $ 45,105,191 $  2,367,550  $ 2,865,914  $ 2,153,691
Cost of units redeemed       (33,899,700)    (651,684)    (919,906)    (451,375)
Account charges                 (139,167)    (19,061)     (25,628)     (16,530)
Net investment income            549,564      105,231       46,918      114,101
Net realized gain (loss)      (2,462,608)     (2,445)      (62,328)     9,995
Unrealized appreciation
   (depreciation)               (445,313)    (12,708)     (198,973)    131,315

                            $  8,707,967 $  1,786,883  $ 1,705,997  $ 1,941,197
